Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Preferred shares	Share premium	Available-for-sale reserve	Capital reserve due to actuarial losses	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 67		$ 193,953	$ (43)	$ (77)	$ (169,213)	$ 24,687
Balance, shares at Dec. 31, 2018	24,930,736
IfrsStatementLineItems [Line Items]
Net loss						(9,545)	(9,545)
Other comprehensive (loss) income				42	(83)		(50)
Total comprehensive (loss) income				42	(83)	(9,646)	(9,586)
Exercise of options	$ 1		116				117
Exercise of options, shares	466,375
Exercise of warrants	$ 1		2,923				2,924
Exercise of warrants, shares	209,312
Share-based compensation			2,410				2,410
Balance at Jun. 30, 2019	$ 69		199,042	(1)	(160)	(178,758)	20,552
Balance, shares at Jun. 30, 2019	25,606,423
Balance at Dec. 31, 2018	$ 67		193,953	(43)	(77)	(169,213)	24,687
Balance, shares at Dec. 31, 2018	24,930,736
IfrsStatementLineItems [Line Items]
Net loss						(34,351)	(34,351)
Other comprehensive (loss) income				47	(464)		(417)
Total comprehensive (loss) income				47	(464)	(34,351)	(34,768)
Issuance of ordinary shares in a secondary offering, net of issuance expenses	$ 23		37,117				37,140
Issuance of ordinary shares in a secondary offering, net of issuance expenses, shares	8,050,000
Exercise of options	$ 1		131				132
Exercise of options, shares	480,878
Exercise of warrants	$ 1		2,923				2,924
Exercise of warrants, shares	209,312
Share-based compensation			4,868				4,868
Balance at Dec. 31, 2019	$ 92		238,992	4	(541)	(203,564)	34,983
Balance, shares at Dec. 31, 2019	33,670,926
Balance at Mar. 31, 2019	$ 68		197,967	(10)	(160)	(184,720)	13,145
Balance, shares at Mar. 31, 2019	25,140,048
IfrsStatementLineItems [Line Items]
Net loss						5,962	5,962
Other comprehensive (loss) income				9			9
Total comprehensive (loss) income				9		5,962	5,971
Exercise of options	$ 1		116				117
Exercise of options, shares	466,375
Share-based compensation			1,319				1,319
Balance at Jun. 30, 2019	$ 69		199,042	(1)	(160)	(178,758)	20,552
Balance, shares at Jun. 30, 2019	25,606,423
Balance at Dec. 31, 2019	$ 92		238,992	4	(541)	(203,564)	34,983
Balance, shares at Dec. 31, 2019	33,670,926
IfrsStatementLineItems [Line Items]
Net loss						(15,055)	(25,657)
Other comprehensive (loss) income
Total comprehensive (loss) income						(15,055)	(25,661)
Issuance of ordinary shares in a secondary offering, net of issuance expenses	$ 44		63,816				63,860
Issuance of ordinary shares in a secondary offering, net of issuance expenses, shares	15,333,334
Exercise of options	$ 1		140				141
Exercise of options, shares	441,901
Share-based compensation			322				322
Balance at Jun. 30, 2020	$ 137		304,175		(541)	(229,221)	74,550
Balance, shares at Jun. 30, 2020	49,471,817
Balance at Mar. 31, 2020	$ 92		239,897		(541)	(214,166)	25,282
Balance, shares at Mar. 31, 2020	33,696,582
IfrsStatementLineItems [Line Items]
Net loss						(15,055)	(15,055)
Other comprehensive (loss) income
Total comprehensive (loss) income						(15,055)	(15,055)
Issuance of ordinary shares in a secondary offering, net of issuance expenses	$ 44		63,816				63,860
Issuance of ordinary shares in a secondary offering, net of issuance expenses, shares	15,333,334
Exercise of options	$ 1		140				141
Exercise of options, shares	441,901
Share-based compensation			322				322
Balance at Jun. 30, 2020	$ 137		$ 304,175		$ (541)	$ (229,221)	$ 74,550
Balance, shares at Jun. 30, 2020	49,471,817